Basis of Accounting (Tables)	6 Months Ended
Jul. 31, 2019
Basis Of Presentation [Abstract]
Disclosure of changes in accounting policy
The impact of the change in accounting policy to IFRS 16 discussed above on the comparatives to the unaudited condensed consolidated interim financial statements is disclosed in the following tables.

Impact on the Unaudited Condensed Consolidated Interim	Original Year ended January 31, 2019	Adjusted Year ended January 31, 2019	Impact
Statement of Financial Position	£000s	£000s	£000s
Non-current assets
Property, plant and equipment	616	1,540	924
Current assets
Trade and other receivables	13,547	13,491	(56)
Non-current liabilities
Lease liabilities	—	(647)	(647)
Current liabilities
Trade and other payables	(8,865)	(8,733)	132
Lease liabilities	—	(358)	(358)
Equity
Accumulated losses reserve	(76,092)	(76,097)	(5)

Impact on the Unaudited Condensed Consolidated Interim	Original Year ended January 31, 2018	Adjusted Year ended January 31, 2018	Impact
Statement of Financial Position	£000s	£000s	£000s
Non-current assets
Property, plant and equipment	809	2,067	1,258
Current assets
Trade and other receivables	11,134	11,087	(47)
Non-current liabilities
Lease liabilities	—	(962)	(962)
Current liabilities
Trade and other payables	(8,932)	(8,825)	107
Lease liabilities	—	(324)	(324)
Equity
Accumulated losses reserve	(93,957)	(93,925)	32

Impact on the Unaudited Condensed Consolidated Interim	Original Three months ended July 31, 2018	Adjusted Three months ended July 31, 2018	Impact
Statement of Comprehensive Income	£000s	£000s	£000s
Operating expenses
Research and development	(9,846)	(9,854)	(8)
General and administration	(2,330)	(2,327)	3
Operating profit	24,495	24,490	(5)
Finance costs	(140)	(150)	(10)
Profit for the period	26,649	26,634	(15)

1. Basis of Accounting (continued)

Impact on the Unaudited Condensed Consolidated Interim	Original Six months ended July 31, 2018	Adjusted Six months ended July 31, 2018	Impact
Statement of Comprehensive Income	£000s	£000s	£000s
Operating expenses
Research and development	(21,438)	(21,444)	(6)
General and administration	(4,661)	(4,655)	6
Operating profit	17,901	17,901	—
Finance costs	(328)	(350)	(22)
Profit for the period	20,814	20,792	(22)

Impact on the Unaudited Condensed Consolidated Interim	Original Six months ended July 31, 2018	Adjusted Six months ended July 31, 2018	Impact
Statement of Cash Flows	£000s	£000s	£000s
Profit before income tax	20,359	20,337	(22)
Adjusted for:
Finance costs	328	350	22
Depreciation	157	324	167
Increase in trade and other receivables	(336)	(327)	9
Increase in trade and other payables	(2,361)	(2,378)	(17)
Financing activities
Repayment of lease liabilities	—	(159)	(159)
Impact on net cash flows			—